Common Stock (Tables)	12 Months Ended
Jun. 29, 2013
Changes In Outstanding Shares Of Common Stock
Changes in outstanding shares of common stock for the past three years were:

Shares in thousands	2013	2012	2011
Beginning balances	120,644	117,420	132,424
Stock issuances
Stock option and benefit plans	2,436	1,104	642
Restricted stock plans	155	2,119	398
Reacquired shares	—	—	(16,044)
Other	13	1	—
Ending balances	123,248	120,644	117,420

Dividends Declared
Common stock dividends and dividend-per-share amounts declared on outstanding shares of common stock were:

In millions except per share data	2013	2012	2011
Common stock dividends declared	$61	$137	$275
Dividends per share amount declared	$0.50	$1.15	$2.30